UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-03954

Dreyfus Tax Exempt Cash Management Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	01/31
Date of reporting period:	10/31/18

FORM N-Q

Item 1.             Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus AMT-Free Tax Exempt Cash Management
October 31, 2018 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments - 117.8%	Rate (%)	Date	Amount ($)		Value ($)
Alabama - 3.2%
Tuscaloosa County Industrial
Development Authority,
Revenue Bonds, Ser. C (Gulf
Opportunity Zone-Hunt Refining
Project) (LOC; Bank of Nova Scotia)	1.65	11/8/18	16,475,000	[a]	16,475,000
Alaska - 7.0%
Alaska Housing Finance Corporation,
Home Mortgage Revenue Bonds (Single
Family) (Liquidity Facility; FHLB)	1.61	11/8/18	23,000,000	[a]	23,000,000
Tender Option Bond Trust Receipts
(Series 2017-XM0532), 4/1/25,
Revenue Bonds (Liquidity Facility;
JPMorgan Chase Bank NA)	1.70	11/8/18	10,000,000	[a,b,c,d]	10,000,000
Valdez,
Marine Terminal Revenue Bonds,
Refunding (Exxon Pipeline Company
Project)	1.64	11/5/18	3,000,000	[a]	3,000,000
					36,000,000
Arizona - 3.3%
Phoenix Industrial Development
Authority,
Health Care Facilities Revenue Bonds,
(Mayo Clinic) (Liquidity Facility; Bank
of America)	1.67	11/5/18	17,100,000		17,100,000
Colorado - 5.2%
Colorado Housing & Finance Authority,
SFM Revenue Bonds (LOC; Federal
Home Loan Bank)	1.61	11/14/18	5,000,000	[a]	5,000,000
Sheridan Redevelopment Agency,
Tax Increment Revenue Bonds,
Refunding (South Santa Fe Drive
Corridor Redevelopment Project) (LOC;
JPMorgan Chase Bank)	1.67	11/8/18	17,025,000	[a]	17,025,000
Tender Option Bond Trust Receipts
(Series 2018-XG0195), 6/1/48,
(Denver City and County, CP (Colorado
Convention Center Project) (Liquidity
Agreement; Bank of America NA))	1.70	6/1/48	4,930,000	[a,b,c,d]	4,930,000
					26,955,000
Connecticut - .6%
Tender Option Bond Trust Receipts
(Series 2017-YX1077), 1/1/36,
Revenue Bonds (Liquidity Facility;
Barclays Bank PLC)	1.66	11/8/18	3,000,000	[a,b,c,d]	3,000,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Investments - 117.8%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Delaware - 1.0%
Delaware Health Facilities Authority,
Revenue Bonds (Christiana Care Health
Services)	1.70	11/8/18	5,100,000	[a]	5,100,000
District of Columbia - .7%
Tender Option Bond Trust Receipts
(Series 2018-ZF2723), 9/1/39,
(Liquidity Facility; Morgan Stanley
Bank)	1.64	11/8/18	3,845,000	[a,b,d]	3,845,000
Florida - 3.7%
Florida Housing Finance Corporation,
Revenue Bonds (Maitland Apartments)
(LOC; FHLMC)	1.61	11/8/18	4,400,000	[a]	4,400,000
Gainesville Utility System,
CP, Ser. C	1.73	11/1/18	6,000,000		6,000,014
Hillsborough County Housing Finance
Authority,
MFHR (Hunt Club Apartments) (LOC;
FHLB)	1.65	11/8/18	4,890,000	[a]	4,890,000
Tender Option Bond Trust Receipts
(Series 2018-BAML7001), 12/1/51,
(LOC; Bank of America NA and
Liquidity Facility; Bank of America NA)	1.72	11/8/18	3,500,000	[a,b,c,d]	3,500,000
					18,790,014
Georgia - 5.8%
RBC Municipal Products Inc Trust,
Revenue Bonds (Burke County
Development Authority for Pollution
Control) (LOC; Royal Bank of Canada)	1.66	11/8/18	20,000,000	[a,b,c]	20,000,000
RIB Floater Trust (Series 2018-016),
Revenue Bonds (Emory University
Project) (Liquidity Agreement; Barclays
Bank PLC)	1.63	11/8/18	10,000,000	[a,b,c]	10,000,000
					30,000,000
Illinois - 3.4%
Channahon,
Revenue Bonds (Morris Hospital) (LOC;
U.S. Bank NA)	1.60	11/8/18	2,200,000	[a]	2,200,000
Galesburg,
Revenue Bonds (Knox College Project)
(LOC; PNC Bank NA)	1.60	11/8/18	4,700,000	[a]	4,700,000
Tender Option Bond Trust Receipts
(Series 2015-XM0078), 7/1/23,
(Illinois Toll Highway Authority, Toll
Highway Senior Revenue Bonds)
(Liquidity Facility; Royal Bank of
Canada)	1.65	11/8/18	10,365,000	[a,b,c,d]	10,365,000
					17,265,000

Short-Term Investments - 117.8%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Indiana - 3.6%
Hamilton Southeastern Consolidated
School Building Corporation,
BANS	3.00	12/17/18	2,600,000		2,603,002
Indiana Health Facility Financing
Authority,
Revenue Bonds (Ascension Health)	1.61	11/14/18	13,840,000	[a]	13,840,000
Tender Option Bond Trust Receipts
(Series 2018-XG0190), 4/1/23,
(Liquidity Facility; Royal Bank of
Canada)	1.65	11/8/18	2,000,000	[a,b,c,d]	2,000,000
					18,443,002
Kentucky - 1.5%
Tender Option Bond Trust Receipts
(Series 2018-XG0189), 11/1/23,
(Liquidity Facility; JPMorgan Chase
Bank NA)	1.67	11/8/18	7,880,000	[a,b,c,d]	7,880,000
Louisiana - 1.6%
Tender Option Bond Trust Receipts
(Series 2018-BAML7002), 9/1/57,
(Louisiana Public Facilities Authority,
Hospital Revenue Bonds (Louisiana
Children's Medical Center) (LOC; Bank
of America NA and SPA; Bank of
America NA))	1.78	9/1/57	8,000,000	[a,b,c,d]	8,000,000
Maryland - 3.8%
Maryland Economic Development
Corporation,
EDR (Blind Industries and Services of
Maryland Project) (LOC; Bank of
America)	1.85	11/8/18	2,500,000	[a]	2,500,000
Maryland Economic Development
Corporation,
EDR (Catholic Relief Services Facility)
(LOC; Bank of America)	1.75	11/8/18	16,825,000	[a]	16,825,000
					19,325,000
Massachusetts - 1.1%
Massachusetts Health and Educational
Facilities Authority,
Revenue Bonds (Museum of Fine Arts
Issue) (Liquidity Facility; Wells Fargo
Bank)	1.68	11/6/18	5,825,000	[a]	5,825,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Investments - 117.8%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Michigan - 3.4%
Michigan Strategic Fund,
LOR, (The Kroger Company Recovery
Zone Facilities Bond Project) (LOC;
Bank of Tokyo-Mitsubishi UFJ, Limited)	1.64	11/8/18	4,000,000	[a]	4,000,000
RIB Floater Trust (Series 2018-009),
(Eastern Michigan University)
(Liquidity Facility; Barclays Bank PLC
and LOC; Barclays Bank PLC)	1.64	11/8/18	10,000,000	[a,b,c]	10,000,000
Tender Option Bond Trust Receipts
(Series 2018-ZF2716), 10/1/48,
(Liquidity Facility; Morgan Stanley
Bank)	1.64	11/8/18	3,485,000	[a,b,c,d]	3,485,000
					17,485,000
Minnesota - 1.1%
Cohasset,
Revenue Bonds, Refunding (Minnesota
Power and Light Company Project)
(LOC; JPMorgan Chase Bank)	1.72	11/8/18	5,625,000	[a]	5,625,000
Mississippi - 5.8%
Mississippi Business Finance
Corporation,
Gulf Opportunity Zone IDR (Chevron
U.S.A. Inc. Project)	1.66	11/8/18	11,725,000		11,725,000
Mississippi Business Finance
Corporation,
Gulf Opportunity Zone IDR (Chevron
U.S.A. Inc. Project)	1.66	11/5/18	3,845,000	[a]	3,845,000
Mississippi Business Finance
Corporation,
Gulf Opportunity Zone Industrial
Development Revenue Bonds Gulf
Opportunity Zone Industrial
Development Revenue Bonds (Chevron
U.S.A. Inc. Project)	1.67	11/8/18	10,000,000	[a]	10,000,000
Mississippi Gulf Opportunity Zone
Business Finance Commission ,
Revenue Bonds (Chevron USA Inc.
Project) Ser. D	1.71	11/8/18	4,400,000	[a]	4,400,000
					29,970,000

Short-Term Investments - 117.8%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Missouri - 5.6%
Health & Educational Facilities Authority
of The State of Missouri,
Health Care Facilities Revenue Bonds	1.66	11/6/18	13,800,000		13,800,000
RBC Municipal Products Inc Trust,
Revenue Bonds, (Stowers Institute
Medical Research) (LOC; Royal Bank of
Canada and Liquidity Facility; Royal
Bank of Canada)	1.66	11/8/18	12,000,000	[a,b]	12,000,000
Saint Louis Industrial Development
Authority,
MFHR (Hamilton Place Apartments)
(LOC; FHLMC)	1.62	11/8/18	3,000,000	[a]	3,000,000
					28,800,000
Nevada - .8%
Tender Option Bond Trust Receipts
(Series 2018-XG0199), 1/1/42,
Revenue Bonds (Liquidity Facility;
Royal Bank of Canada)	1.68	11/8/18	4,000,000[a,b,d]		4,000,000
New Hampshire - .2%
Merrimack County,
TAN	3.00	12/28/18	1,000,000		1,001,753

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Investments - 117.8%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
New York - 21.5%
Albany Industrial Development Agency,
Civic Facility Revenue Bonds
(Renaissance Corporation of Albany
Project) (LOC; M&T Trust)	1.65	11/8/18	1,910,000	[a]	1,910,000
Dutchess County Industrial Development
Agency,
Civic Facility Revenue Bonds (Arbor
Ridge at Brookmeade Project) (LOC;
M&T Trust)	1.65	11/8/18	7,800,000	[a]	7,800,000
Metropolitan Transportation Authority,
(Liquidity Facility; Citibank NA)	1.68	11/8/18	7,600,000[a,b,c]		7,600,000
Metropolitan Transportation Authority,
Transportation Revenue Bonds, Ser. B	5.00	11/15/18	1,500,000		1,501,787
Metropolitan Transportation Authority,
Transportation Revenue Bonds, Ser. C	5.00	11/15/18	2,000,000		2,002,383
New York City,
GO Notes (Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	1.72	11/8/18	9,200,000	[a]	9,200,000
New York City,
GO Notes (LOC; TD Bank)	1.65	11/5/18	15,000,000		15,000,000
New York City Industrial Development
Agency,
Civic Facility Revenue Bonds
(Sephardic Community Youth Center,
Inc. Project) (LOC; M&T Trust)	1.65	11/8/18	12,550,000	[a]	12,550,000
New York City Municipal Water Finance
Authority,
Water and Sewer System Second
General Resolution Revenue Bonds
(Liquidity Facility; Bank of Tokyo-
Mitsubishi UFJ, Ltd. )	1.54	11/8/18	8,700,000	[a]	8,700,000
New York City Municipal Water Finance
Authority,
Water and Sewer System Second
General Resolution Revenue Bonds
(Liquidity Facility; Landesbank Hessen-
Thuringen Girozentrale)	1.69	11/8/18	11,450,000	[a]	11,450,000
New York City Municipal Water Finance
Authority,
Water and Sewer System Second
General Resolution Revenue Bonds
(Liquidity Facility; Mizuho Bank, Ltd.)	1.70	11/8/18	5,680,000	[a]	5,680,000
New York City Transitional Finance
Authority,
Future Tax Secured Subordinate
Revenue Bonds (Liquidity Facility;
Bank of America)	1.70	11/7/18	9,270,000		9,270,000

Short-Term Investments - 117.8%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
New York - 21.5% (continued)
New York State Dormitory Authority,
Court Facilities LR (The City of New
York Issue) (Liquidity Facility; Mizuho
Bank, Ltd.)	1.68	11/14/18	10,175,000	[a]	10,175,000
New York State Power Authority,
CP, Ser.1	1.77	12/5/18	2,000,000		1,999,976
Tender Option Bond Trust Receipts
(Series 2016-XF0520), 5/15/24,
(Metropolitan Transportation
Authority, Transportation Revenue
Bonds, Refunding) (Liquidity Facility;
Royal Bank of Canada)	1.70	11/8/18	590,000	[a,b,c,d]	590,000
Tender Option Bond Trust Receipts
(Series 2018-XF0623), 11/15/42,
(Liquidity Facility; TD Bank NA)	1.72	11/8/18	5,000,000	[a,b,c,d]	5,000,000
					110,429,146
North Carolina - 3.0%
North Carolina,
LOR, Refunding (Citigroup ROCS, Series
2015-XF2113) (Liquidity Facility;
Citibank NA)	1.63	11/8/18	2,800,000	[a,b,c]	2,800,000
North Carolina Capital Facilities Finance
Agency,
Student Housing Revenue Bonds (The
NCA&T University Foundation, LLC
Project) (LOC; PNC Bank)	1.61	11/8/18	6,960,000	[a]	6,960,000
North Carolina Medical Care Commission,
Health Care Facilities Revenue Bonds,
Refunding (FirstHealth of the Carolinas
Project) (Liquidity Facility; Branch
Banking and Trust Co.)	1.60	11/14/18	5,800,000	[a]	5,800,000
					15,560,000
Ohio - 1.4%
Franklin County,
Ohio Health Corporation-Ser. C	1.60	11/14/18	7,100,000	[a]	7,100,000
Oklahoma - .7%
Tender Option Bond Trust Receipts
(Series 2018-XG0210), 8/15/43,
(Liquidity Facility; Morgan Stanley
Bank)	1.70	8/15/43	3,415,000	[a,b,d]	3,415,000
Pennsylvania - 2.9%
Tender Option Bond Trust Receipts
(Series 2018-XG0201), 9/1/48,
(Liquidity Facility; Barclays Bank PLC
and LOC; Barclays Bank PLC)	1.64	11/8/18	15,000,000	[a,b,d]	15,000,000
South Carolina - 2.6%
Tender Option Bond Trust Receipts
(Series 2017-XF2425), 12/1/54,
(LOC; Barclays Bank PLC and Liquidity
Facility; Barclays Bank PLC)	1.64	11/8/18	13,105,000	[a,b,c,d]	13,105,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Investments - 117.8%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Tennessee - 1.4%
Chattanooga Health Educational &
Housing Facility Board,
Revenue Bonds (Woodlawn
Apartments Project)	1.40	11/1/18	3,595,000		3,595,000
Shelby County Health Educational and
Housing Facility Board,
Educational Facilities Revenue Bonds
(Rhodes College)	1.65	11/8/18	3,600,000	[a]	3,600,000
					7,195,000

Short-Term Investments - 117.8%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Texas - 19.7%
Atascosa County Industrial Development
Corporation,
PCR, Refunding (San Miguel Electric
Cooperative, Inc. Project) (LOC;
National Rural Utilities Cooperative
Finance Corporation)	1.63	11/8/18	10,000,000	[a]	10,000,000
Harris County,
CP (Texas Metropolitan Transportation
Authority), Ser. A-3	1.80	12/20/18	7,000,000		6,999,997
Harris County Cultural Education
Facilities Finance Corporation,
Revenue Bonds (The Methodist
Hospital System)	1.70	11/8/18	5,000,000	[a]	5,000,000
Lubbock Independent School District,
GO Notes (Liquidity Facility; Wells
Fargo Bank and LOC; Permanent School
Fund Guarantee Program)	1.62	11/8/18	8,150,000	[a]	8,150,000
Lubbock Independent School District,
Unlimited Tax School Building Bonds
(Liquidity Facility; Bank of America and
LOC; Permanent School Fund
Guarantee Program)	1.62	11/8/18	15,760,000	[a]	15,760,000
Red River Education Finance Corporation,
Higher Education Revenue Bonds
(Texas Christian University Project)
(Liquidity Facility; Northern Trust
Company)	1.60	11/14/18	3,600,000	[a]	3,600,000
San Antonio Texas Gas & Electric
Authority,
CP, Ser. C	1.78	12/21/18	3,000,000		2,999,990
Tarrant County Cultural Education
Facilities Finance Corporation,
HR, (Methodist Hospitals of Dallas
Project) (LOC; TD BANK NA)	1.68	11/8/18	7,550,000		7,550,000
Tender Option Bond Trust Receipts
(Series 2016-XM0187), 12/15/28,
(Texas Municipal Gas Acquisition and
Supply Corporation III, Gas Supply
Revenue Bonds) (Liquidity Facility;
JPMorgan Chase Bank and LOC;
JPMorgan Chase Bank)	1.66	11/8/18	10,330,000	[a,b,c,d]	10,330,000
Tender Option Bond Trust Receipts
(Series 2018-XF0648), 8/15/45,
(Insured; Texas Permanent School
Fund Guarantee Program and Liquidity
Facility; Toronto-Dominion Bank)	1.63	11/8/18	3,745,000	[a,b,c,d]	3,745,000
Tender Option Bond Trust Receipts
(Series 2018-XF2663), 2/15/43,
(Humble Independent School District,
GO (Insured; Texas Permanent School
Fund Guarantee Program and Liquidity
Agreement; Citibank NA)	1.63	11/8/18	4,000,000	[a,b,c,d]	4,000,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Investments - 117.8%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)	Value ($)
Texas - 19.7% (continued)
Tender Option Bond Trust Receipts
(Series 2018-XF2738), 5/15/24,
Revenue Bonds (Baylor Scott and White
Health System) (Liquidity Facility;
Citibank NA)	1.63	11/8/18	6,000,000 [a,b,d]	6,000,000
University of Texas,
CP (System Board Of Regents), Ser. A	1.70	11/6/18	17,000,000	17,000,335
				101,135,322
Utah - 1.2%
Utah Housing Finance Agency,
MFHR, Refunding (Candlestick
Apartments Project) (Liquidity Facility;
FNMA and LOC; FNMA)	1.66	11/8/18	6,400,000 [a]	6,400,000
Washington - 1.0%
University of Washington,
CP	1.67	12/7/18	5,000,000	4,998,952
Total Investments (cost $605,224,367)			117.8%	605,223,189
Liabilities, Less Cash and Receivables			(17.8%)	(91,399,627)
Net Assets			100.0%	513,824,740

[a]

The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

[b]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2018, these securities amounted to $184,590,000 or 35.92% of net assets.

[c]

The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short- term rates).

[d]	Inverse floater security—the interest rate is subject to change periodically. Rate shown is the interest rate in effect at October 31, 2018.

STATEMENT OF INVESTMENTS
Dreyfus AMT-Free Tax Exempt Cash Management
October 31, 2018 (Unaudited)

The following is a summary of the inputs used as of October 31, 2018 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	605,223,189
Level 3 - Significant Unobservable Inputs	-
Total	605,223,189

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At October 31, 2018, accumulated net unrealized depreciation on investments was $1,178, consisting of $575 gross unrealized appreciation and $1,753 gross unrealized depreciation.

At October 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Tax Exempt Cash Management Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    December 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    December 21, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    December 21, 2018

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)